Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	May 31, 2026	May 31, 2026
C000237190
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Without Sales Load [Member] | C000237190
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%	8.08%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	4.10%
T. Rowe Index: Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	5.14%	8.52%